Unaudited Condensed Consolidated Statements of Financial Position (Parentheticals) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Statement of Financial Position [Abstract]
Accounts payable VIE amount	¥ 10,795	¥ 11,125
Investors’ deposit VIE amount	16,434	118,796
Other tax liabilities VIE amount	65,219	62,479
Lease liabilities, current VIE amount	4,603	4,855
Income taxes payable VIE amount	1,614	3,536
Amount due to related parties VIE amount	62	292
Advance receipts VIE amount
Other tax liabilities, non-current VIE amount	11,730	11,730
Lease liabilities, non-current VIE amount	¥ 12,631	¥ 15,154
Ordinary shares authorized (in Shares)	2,000,000,000	2,000,000,000
Ordinary shares, issued (in Shares)	90,472,014	90,472,014
Ordinary shares, outstanding (in Shares)	90,472,014	90,472,014
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share)	¥ 0.001	¥ 0.001